Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory
Schedule of inventory

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Lubricating oil	3,598	3,304
Total inventory	3,598	3,304